Shareholder Report, Holdings (Details) - C000251293	Aug. 31, 2026
78410G104 | SBA Communications Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
23331A109 | DR Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
902653104 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
59522J103 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
43283X105 | Hilton Grand Vacations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
471024109 | Janus Living, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
5852842 | Accor S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
171484108 | Churchill Downs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
008492100 | Agree Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	67.10%